Employee benefits - Fair Value of Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Equities	€ 20.2	€ 17.4
Debt instruments	47.2	51.3
Property	10.9	8.9
Other	3.2	3.7
Total	€ 81.5	€ 81.3